UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                  FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                                             [
] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  New Jersey Manufacturers Insurance Company
Address:  301 Sullivan Way
                 West Trenton, NJ  08628

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark R. Lynch
Title:  Assistant Vice President
Phone:  609-883-1300
Signature, Place, and Date of Signing:

Mark R. Lynch       West Trenton, NJ             August 13, 1999


Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
]

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:     0

Form 13F Information Table Entry Total:  2856500

Form 13F Information Table Value Total:  156285

      VALUESHARES/SH/PUT/INVESTMTOTHER           VOTING
AUTHORITYNAME OF ISSUERTITLE OF
CLASSCUSIP(X$1000)PRN AMTPRNCAL
LDSCRETNMANAGERSSOLESHAREDNONE----------------------------------
----------------------------------------------------------------
--------------ABBOTT
LABSCOM28241004537100000SHDEFINED10000000AMERICAN EXPRESS
CO.COM25816109572544000SHDEFINED4400000AMERICAN HOME PRODUCTS
CORPCOM266091075738100000SHDEFINED10000000BANK ONE
CORPCOM06423A103446775000SHDEFINED7500000BRISTOL-MYERS SQUIBB
COCOM1101221087044100000SHDEFINED10000000BURLINGTON NORTHERN
SANTA FECOM12189T104  3100100000SHDEFINED10000000CERIDIAN
CORPCOM15677T1066538200000SHDEFINED20000000CHEVRON
CORPCOM166751107655969000SHDEFINED6900000
CISCO SYS INCCOM17275R1023222 50000SHDEFINED5000000COMPUTER
SCIENCE CORPCOM205363104518975000SHDEFINED7500000CONEXANT
SYSTEMSCOM207142100145225000SHDEFINED2500000E I DUPONT
DENEMOURS & COCOM26353410910930160000SHDEFINED16000000E M C
CORP MASSCOM268648102275050000SHDEFINED5000000EXXON
CORPCOM302290101 7712100000SHDEFINED10000000FED NAT MORTGAGE
ASSOCCOM313586109511975000SHDEFINED7500000GTE
CORP.COM362320103551273000SHDEFINED7300000INT'L FLAVORS &
FRAGRANCES,
INC.COM4595061014400100000SHDEFINED10000000MAY DEPT STORES
COCOM5777781035089124500SHDEFINED12450000MOBIL
CORPCOM607059102790080000SHDEFINED8000000PEPSICOCOM7134481083869
100000SHDEFINED10000000RAYTHEON
COCOM7551111018460120000SHDEFINED12000000ROYAL DUTCH
PETROLEUMCOM78025780411327188000SHDEFINED18800000SEAGATE
TECHNOLOGYCOM8118041032562100000SHDEFINED10000000SHERWIN-WILLIAM
S COCOM8243481065606202000SHDEFINED20200000SPRINT
(FON)COM85206110010600200000SHDEFINED20000000TEXACO
INCCOM881694103598896000SHDEFINED96000003COM
CORPCOM885535104133450000SHDEFINED5000000WASHINGTON MUTUAL
INCCOM9393221033556100000SHDEFINED10000000